DEFINED BENEFIT PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFIT PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEFINED BENEFIT PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFIT PLANS
DEFINED BENEFIT PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFIT PLANS

NOTE 12 — DEFINED BENEFIT PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFIT PLANS

The following table shows the components of our net periodic benefit income:

					Line Item on Condensed
	Three Months		Nine Months		Consolidated Statements
	Ended September 30,		Ended September 30,		of Operations
(in millions)	2021	2020	2021	2020
Components of net periodic benefit income:
Service cost	$1.6	$1.5	$4.9	$4.4	Selling, general and administrative expenses
Interest cost	0.2	0.7	1.6	2.3	Other income
Expected return on plan assets	(4.5)	(4.2)	(13.7)	(12.0)	Other income
Total benefit income	$(2.7)	$(2.0)	$(7.2)	$(5.3)

Our net periodic benefit costs for our other post-employment benefit plans was not material for the three and nine months ended September 30, 2021 and September 30, 2020.

NOTE 14 — DEFINED BENEFIT PENSION PLANS

Retirement Savings Plans

We maintain qualified contributory retirement savings plans in which most of our U.S. employees are eligible to participate. The qualified contributory retirement savings plans generally provide for contributions in cash based upon the amount contributed to the plans by the participants.

Retirement savings plans costs are charged to operations and totaled $1.5 million, $1.8 million and $1.6 million for the years ended December 31, 2020, December 31, 2019, and December 31, 2018, respectively.

We have various international defined contribution benefit plans which cover certain employees. We have expanded use of these plans in select countries where they have been used to supplement or replace defined benefit plans.

Defined Benefit Pension Plans

In connection with the Diversey Acquisition, the Company assumed certain defined benefit plans related to non-U.S. subsidiaries and retained certain plan assets associated with the assumed obligations. All defined pension plan obligations for current and former employees in the United States, Canada and the United Kingdom were retained by Sealed Air.

We recognize the funded status of each defined pension benefit plan as the difference between the fair value of plan assets and the projected benefit obligation of the employee benefit plans in the Consolidated Balance Sheets, with a corresponding adjustment to accumulated other comprehensive loss, net of taxes. Each over-funded plan is recognized as an asset and each underfunded plan is recognized as a liability on the Consolidated Balance Sheets. Subsequent changes in the funded status are reflected in unrecognized pension items, a component of accumulated other comprehensive loss on the Consolidated Balance Sheets. The amount of unamortized pension items is recorded net of tax. The measurement date used to determine the projected benefit obligation and the fair value of plan assets is December 31.

We have amortized actuarial gains or losses over the average future working lifetime (or remaining lifetime of inactive participants if there are no active participants). We have used the corridor method, where the corridor is the greater of ten percent of the projected benefit obligation or fair value of assets at year end. If actuarial gains or losses do not exceed the corridor, then there is no amortization of gain or loss.

The following table shows the components of our net period benefit cost for the years ended December 31, 2020, December 31, 2019, and December 31, 2018:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Net periodic benefit cost:
U.S. and international net periodic cost included in selling, general and administrative expenses	$6.0	$4.9	$5.8
U.S. and international net periodic income included in other (income) expense, net	(12.9)	(8.9)	(10.8)
Total benefit	$(6.9)	$(4.0)	$(5.0)

Obligations and Funded Status

The following table sets forth the changes to the projected benefit obligations (“PBO”) and plan assets for the year ended years ended December 31, 2020, December 31, 2019, and December 31, 2018 for the Company’s defined benefit pension plans. The measurement date used to determine benefit obligations and plan assets is December 31 for all material plans.

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Change in benefit obligation:
Projected benefit obligation at beginning of period	$546.0	$519.1	$544.5
Service cost	6.0	4.9	5.8
Interest cost	4.2	7.0	7.2
Participants’ contributions	2.4	2.1	2.1
Benefits paid	(10.2)	(8.8)	(8.6)
Actuarial loss (gain)	47.1	49.7	(9.9)
Plan Amendments	—	(12.4)	—
Settlements	(8.2)	(8.2)	(1.5)
Currency translation adjustment	49.1	(7.4)	(20.5)
Projected benefit obligation at end of period	$636.4	$546.0	$519.1
Change in plan assets:
Fair value of plan assets at beginning of period	$378.1	$333.2	$350.9
Actual return on plan assets	22.2	51.7	(7.9)
Settlements	(8.2)	(8.2)	(1.5)
Employer contributions	12.0	12.5	10.8
Participants’ contributions	2.4	2.1	2.1
Benefits paid	(10.2)	(8.8)	(8.6)
Currency translation adjustment	34.2	(4.4)	(12.6)
Fair value of plan assets at end of period	$430.5	$378.1	$333.2
Unfunded status, net	$205.9	$167.9	$185.9
Accumulated benefit obligation at end of period	$613.7	$524.5	$496.0
Amounts recognized in the Consolidated Balance Sheet:
Other non-current assets	$0.2	$0.4	$1.3
Other current liabilities	(3.0)	(2.4)	(2.2)
Other non-current liabilities	(203.1)	(165.9)	(185.0)
Net amount recognized	$(205.9)	$(167.9)	$(185.9)

Components of Net Periodic Benefit Cost

The following table sets forth the components of net period benefit cost for the year ended December 31, 2020, December 31, 2019, and December 31, 2018:

				Line Item on
	Year Ended	Year Ended	Year Ended	Consolidated
	December 31,	December 31,	December 31,	Statement of
(in millions)	2020	2019	2018	Operations
Net period benefit cost:
Service cost	$6.0	$4.9	$5.8	Selling, general and administrative expenses
Interest cost	4.2	7.0	7.2	Other (income) expense, net
Expected return on plan assets	(17.2)	(16.5)	(18.0)	Other (income) expense, net
Amortization of prior service cost and net actuarial loss	(0.8)	—	—	Other (income) expense, net
Loss recognized during fiscal year due to settlement	0.9	0.6	—	Other (income) expense, net
Net period benefit cost	(6.9)	(4.0)	(5.0)
Changes in plan assets and benefit obligations recognized in other comprehensive loss:
Net actuarial loss (gain), net	47.1	49.7	(9.9)
Loss recognized during fiscal year due to settlement	(0.9)	(0.6)	—
Prior service credit occurring during fiscal year	—	(12.4)	—
Prior Service Credit Amortized During Fiscal Year	1.4	—	—
Net (Loss) or Gain Amortized During Fiscal Year	(0.6)	—	—
Asset loss (gain) occurring during the year	(4.9)	(35.1)	25.2
Total loss recognized in other comprehensive loss	42.1	1.6	15.3
Total recognized in net periodic benefit cost and other comprehensive income	$35.2	$(2.4)	$10.3

The PBO is the actuarial present value of benefits attributable to employee service rendered to date that takes into account estimated future pay increases. The accumulated benefit obligation (“ABO”) is the actuarial present value of benefits attributable to employee service to date that does not take future employee increases into account.

The following table reflects the ABO for all defined benefit pension plans as of December 31, 2020 and December 31, 2019, respectively. Further, the table reflects the aggregate PBO, ABO and fair value of plan assets for pension plans with PBO in excess of plan assets and for pension plans with ABO in excess of plan assets.

	December 31,	December 31,
(in millions)	2020	2019
ABO	$613.7	$524.5
Plans with PBO in excess of plan assets
PBO	$633.7	$543.2
ABO	$610.9	$521.6
Fair value of plan assets	$427.6	$374.8
Plans with ABO in excess of plan assets
PBO	$618.6	$530.0
ABO	$598.3	$510.5
Fair value of plan assets	$413.3	$362.3

The accumulated net actuarial gains (losses) for pensions and other post-employment benefits primarily relate to differences between the actual net periodic expense and the expected net periodic expense from differences in significant assumptions, primarily including return on plan assets and discount rates used in these estimates.

Estimated Future Benefit Payments

The following table reflects the total benefit payments expected to be made for defined benefits:

(in millions)
2021	$15.1
2022	15.4
2023	15.8
2024	18.2
2025	17.3
2026 – 2030	109.7

Actuarial Assumptions

We determine our material assumptions for all plans on an annual basis as of December 31. Weighted average assumptions used to determine benefit obligations at December 31, 2020 and December 31, 2019 were as follows:

	December 31,	December 31,
	2020	2019
Benefit obligations:
Discount rate	0.6%	1.0%
Rate of compensation increase	1.9%	2.1%
Pension increase rate	1.5%	1.5%

Weighted average assumptions used to determine net period benefit cost for the year ended December 31, 2020 and December 31, 2019 were as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2020	2019
Benefit cost:
Discount rate	1.0%	1.7%
Expected long-term rate of return	4.4%	5.3%
Rate of compensation increase	2.1%	2.1%
Pension increase rate	1.5%	1.5%

The discount rates used reflect the expected future cash flow based on plan provisions, participant data as of the latest actuarial valuation and the currencies in which the expected future cash flows will occur. For the majority of defined benefit pension obligations, the Company utilizes prevailing long-term high quality corporate bond indices applicable to the respective country at the measurement date. In countries where established corporate bond markets do not exist, the Company utilizes other index movement and duration analysis to determine discount rates. The long-term rate of return on plan assets assumptions reflect economic assumptions applicable to each country and assumptions related to the preliminary assessments regarding the type of investments to be held by the respective plans.

Plan Assets

We review the expected long-term rate of return on plan assets annually, taking into consideration our asset allocation, historical returns, and the current economic environment. The expected return on plan assets is calculated based on the fair value of plan assets at year end. To determine the expected return on plan assets, expected cash flows have been taken into account.

Our long-term objectives for plan investments are to ensure that (a) there is an adequate level of assets to support benefit obligations to participants over the life of the plans, (b) there is sufficient liquidity in plan assets to cover current benefit obligations, and (c) there is a high level of investment return consistent with a prudent level of investment risk. The investment strategy is focused on a long-term total return in excess of a pure fixed income strategy with short-term volatility less than that of a pure equity strategy.

To accomplish this objective, we invest assets primarily in a diversified mix of equity and fixed income investments. Our targeted asset by category percentages are as follows:

Equity securities	41%
Debt securities	41%
Real estate	8%
Other	10%
Total	100%

The fair values of our pension plan assets, by asset category, and fair value levels are as follows:

	December 31, 2020				December 31, 2019
(in millions)	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Cash and cash equivalents(1)	$4.8	$4.7	$0.1	$—	$5.8	$5.7	$0.1	$—
Fixed income funds(2)	172.1	1.0	171.1	—	142.7	0.9	141.8	—
Equity funds(3)	178.2	0.1	178.1	—	156.5	0.2	156.3	—
Real estate	30.3	—	30.3	—	29.0	—	29.0	—
Other(4)	45.1	—	2.9	42.2	44.1	—	5.1	39.0
Total	$430.5	$5.8	$382.5	$42.2	$378.1	$6.8	$332.3	$39.0
(1)	Short-term investment fund that invests in a collective trust that holds short-term highly liquid investments with principal preservation and daily liquidity as its primary objectives. Investments are primarily comprised of certificates, government securities, commercial paper and time deposits.
(2)	Fixed income funds that invest in a diversified portfolio of publicly traded government bonds and corporate bonds. There are no restrictions on these investments, and they are valued at the net asset value at year end.
(3)	Equity funds that invest in a diversified portfolio of publicly traded domestic and international common stock, with an emphasis in European securities. There are no restrictions on these investments, and they are valued at the net asset value of the shares held at year end.
(4)	The majority of these assets are invested in real estate funds and other alternative investments. Also includes insurance contracts, which consists of the Company and employee contributions and accumulated interest income at guaranteed stated interest rates and provides for benefit payments and plan expenses.

The following table shows the activity of our plan assets, which are measured at fair value using Level 3 inputs:

	Year Ended	Year Ended
	December 31,	December 31,
(in millions)	2020	2019
Balance at beginning of period	$39.0	$40.5
Gains on assets still held at year-end	1.3	1.6
Purchases, sales, issuances and settlements	(1.6)	(1.2)
Transfers in and/or out of Level 3	0.1	(1.1)
Foreign exchange (loss)/gain	3.4	(0.8)
Balance at end of period	$42.2	$39.0

Level 3 pension assets are remeasured at least annually. Real estate properties, which are primarily located in Switzerland, are valued under the income approach using the discounted cash flow method, by which the market value of the property is determined as the total of all projected future earnings discounted to the valuation date. Insurance contracts are valued under the income approach using the discounted cash flow method. The discount rate and various assumptions used for the insurance contracts are consistent with the assumptions used by the actuary to measure the pension benefit obligation.